Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:

Fiscal Year	SCT Total for Dr. Talluri - PEO ($)(1)	Compensation Actually Paid to Dr. Talluri ($)(2)	SCT Total for Mr. Rust -Former PEO ($)(1)	Compensation Actually Paid to Mr. Rust ($)(2)(9)	Average SCT Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)(9)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Loss ($ in Thousands) (7)	Revenue ($ in Thousands) (8)

2024	11,452,248	7,609,913	—	—	3,906,121	3,126,574	55	88	(222,534)	23,074
2023	17,002,557	25,902,557	12,065,920	6,141,312	3,590,308	1,541,128	61	74	(214,132)	7,644
2022	—	—	2,447,077	(18,985,675)	5,880,518	743,504	61	73	(51,622)	6,202
2021	—	—	6,093,656	42,373,070	2,081,139	16,282,851	134	113	(125,874)	—

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The amounts reported in this column are the total compensation amounts reported for each individual who served as our CEO (our principal executive officer or “PEO”), for each fiscal year in the “Total” column of the Summary Compensation Table (“SCT”). Dr. Talluri served as our PEO during fiscal year 2024 and a part of fiscal year 2023. Mr. Rust served as our PEO during a part of fiscal year 2023 and all of fiscal year 2022. Please refer to Executive Compensation Tables - Summary Compensation Table.The amounts reported in this column are the average amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the SCT for each fiscal year. For fiscal year 2024, our non-PEO NEOs included Mr. Ahmad, Mr. Marathe and Ms. Chakravarthy. For fiscal year 2023, our non-PEO NEOs included Mr. Ahmad, Mr. Marathe, Ms. Chakravarthy, Mr. Pietzke, Mr. Lahiri and Mr. Schmitt. For fiscal year 2022, our non-PEO NEOs included Mr. Pietzke, Mr. Marathe, Mr. Hejlek and Mr. Lahiri. For fiscal year 2021, our non-PEO NEOs included Mr. Pietzke and Mr. Lahiri.
Peer Group Issuers, Footnote	The amounts reported in this column represent the weighted cumulative value of the peer group’s TSR for each period reported. The peer group used for this purpose is the same peer group used in the review of our executive compensation, as disclosed under Executive Compensation Discussion and Analysis. Please refer to “Compensation Discussion and Analysis—How We Make Executive Compensation Decisions” for the names of the peer companies. In our proxy statement last year, the peer group used was the peer group disclosed in our compensation discussion and analysis section of this proxy..
PEO Total Compensation Amount	$ 11,452,248
PEO Actually Paid Compensation Amount	$ 7,609,913
Adjustment To PEO Compensation, Footnote	The amounts reported in this column represent the “compensation actually paid” (“CAP”) to Dr. Talluri and Mr. Rust for each fiscal year when they served as our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to each PEO during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the following table shows the adjustments to the reported “Total” in the SCT to derive the “compensation actually paid” amount for the years presented below.

		2024

SCT Total for Dr. Talluri - PEO		$11,452,248
Less:	Reported value in SCT “Stock Awards” column	(10,420,816)
Plus:	Fair value at fiscal year-end of outstanding and unvested of equity awards granted in the fiscal year	8,520,785
Plus:	Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(1,529,334)
Plus:	Fair value at vesting of equity awards granted and vested in the fiscal year	1,660,358
Plus:	Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	(2,073,328)
Total Adjustments		(3,842,335)
CAP to Dr. Talluri - PEO		$7,609,913

Non-PEO NEO Average Total Compensation Amount	$ 3,906,121	$ 3,590,308	$ 5,880,518	$ 2,081,139
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,126,574	1,541,128	743,504	16,282,851
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column represent the average amount of the CAP to our non-PEO NEOs for fiscal years 2022, 2023 and 2024, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO NEOs during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the following table shows the adjustments to the average reported “Total” in the SCT to derive the average amount of CAP for the years presented below.

		2024

SCT Average Total for Non-PEO NEOs		$3,906,121
Less:	Reported value in SCT “Stock Awards” column	(3,313,316)
Plus:	Fair value at fiscal year-end of outstanding and unvested of equity awards granted in the fiscal year	2,473,025
Plus:	Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(330,018)
Plus:	Fair value at vesting of equity awards granted and vested in the fiscal year	566,046
Plus:	Change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the fiscal year	(175,284)
Total Adjustments		(779,547)
Average CAP to Non-PEO NEOs		$3,126,574

Compensation Actually Paid vs. Total Shareholder Return	CAP versus Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	CAP versus Net Loss
Compensation Actually Paid vs. Company Selected Measure	CAP versus Revenue
Total Shareholder Return Vs Peer Group	CAP versus Cumulative Total Shareholder Return
Tabular List, Table

Performance Matrix

Revenue
Operating expenses
Capital expenditures

Total Shareholder Return Amount	$ 55	61	61	134
Peer Group Total Shareholder Return Amount	88	74	73	113
Net Income (Loss)	$ (222,534,000)	$ (214,132,000)	$ (51,622,000)	$ (125,874,000)
Company Selected Measure Amount	23,074,000	7,644,000	6,202,000	0
PEO Name	Dr. Talluri		Mr. Rust
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below includes information to demonstrate the relationship between NEO compensation and certain financial performance measures for fiscal years 2021, 2022, 2023 and 2024. For additional information about our performance-based pay philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section beginning on page 20.
	Our total shareholder return (“TSR”) represents the cumulative value of $100 as of end of each fiscal year presented if such amount were invested in our common stock at the market close on July 14, 2021 (the date of our common stock began trading on the Nasdaq Global Select Market under the symbol “ENVX”).The amounts reported in this column represent the net loss reported in our Annual Report on the Form 10-K for the applicable fiscal year.While we use a number of financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we determined that revenue is the key financial performance measure used by us to link compensation actually paid to our NEOs to our performance. The amounts reported in this column represent the revenue reported in our Annual Report on the Form 10-K for the applicable fiscal year.The fair values of RSUs, PRSUs, and stock options included in the CAP to our PEOs and the average CAP to our Non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 29, 2024. Any changes to the RSU and PRSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for PRSUs). Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating expenses
Measure:: 3
Pay vs Performance Disclosure
Name	Capital expenditures
Dr. Talluri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,452,248	$ 17,002,557
PEO Actually Paid Compensation Amount	7,609,913	$ 25,902,557
PEO Name		Dr. Talluri
Mr. Rust [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,065,920	$ 2,447,077	$ 6,093,656
PEO Actually Paid Compensation Amount		$ 6,141,312	$ (18,985,675)	$ 42,373,070
PEO Name		Mr. Rust
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,842,335)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,420,816)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,520,785
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,529,334)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,358
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,073,328)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(779,547)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,313,316)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,473,025
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,018)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,046
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (175,284)